Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
In a determination letter dated June 9, 2017, the Internal Revenue Service informed the Company that the Plan is designed in accordance with applicable sections of the IRC. The Plan has since been restated and amended. The Plan Administrator believes that the Plan is designed and is being operated in compliance with the IRC.
U.S. GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; there are currently no audits in progress.